SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2013
Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2011	2012	2013
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥130,554	¥121,130	¥92,901
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.3	10.2	7.3

Information by Reporting Segment

Information by reporting segment at and for the years ended March 31, 2011, 2012 and 2013 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥76,269	¥80,372	¥74,852
Semiconductor Parts Group	174,687	153,420	167,241
Applied Ceramic Products Group	197,642	179,784	211,439
Electronic Device Group	242,641	228,721	271,570
Telecommunications Equipment Group	225,168	178,669	177,314
Information Equipment Group	239,916	243,457	250,534
Others	139,383	151,987	159,902
Adjustments and eliminations	(28,782)	(25,540)	(32,798)

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥11,969	¥12,622	¥7,614
Semiconductor Parts Group	37,331	27,754	30,379
Applied Ceramic Products Group	29,049	6,459	17,924
Electronic Device Group	41,646	16,036	(4,014)
Telecommunications Equipment Group	2,121	1,469	1,340
Information Equipment Group	25,845	29,451	21,750
Others	9,651	8,054	10,542

Total operating profit	157,612	101,845	85,535
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	16,722	13,840	17,248
Adjustments and eliminations	(2,002)	(792)	(1,420)

Income before income taxes	¥172,332	¥114,893	¥101,363

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,106	¥6,767	¥6,403
Semiconductor Parts Group	10,786	11,795	12,850
Applied Ceramic Products Group	13,786	14,843	15,152
Electronic Device Group	13,818	13,762	15,155
Telecommunications Equipment Group	10,172	8,949	7,514
Information Equipment Group	11,027	10,131	9,723
Others	4,767	4,668	4,734
Corporate	2,082	2,205	2,066

Total	¥71,544	¥73,120	¥73,597

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥146	¥105	¥252
Semiconductor Parts Group	266	703	228
Applied Ceramic Products Group	1,000	6,115	1,498
Electronic Device Group	265	991	956
Telecommunications Equipment Group	2,581	2,216	7,127
Information Equipment Group	972	1,169	1,106
Others	61	187	340
Corporate	—	—	—

Total	¥5,291	¥11,486	¥11,507

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥11,319	¥11,050	¥3,348
Semiconductor Parts Group	12,998	13,279	14,727
Applied Ceramic Products Group	17,660	13,001	7,963
Electronic Device Group	12,118	14,193	14,071
Telecommunications Equipment Group	3,886	4,142	3,069
Information Equipment Group	7,437	6,199	6,536
Others	2,747	2,800	2,837
Corporate	2,515	1,744	4,137

Total	¥70,680	¥66,408	¥56,688

	March 31,
	2011	2012	2013
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥57,682	¥68,637	¥62,453
Semiconductor Parts Group	111,406	112,121	118,524
Applied Ceramic Products Group	258,618	265,093	327,465
Electronic Device Group	351,432	417,105	448,141
Telecommunications Equipment Group	111,634	109,975	119,894
Information Equipment Group	247,486	246,834	263,837
Others	132,381	138,304	158,617

	1,270,639	1,358,069	1,498,931
Corporate and investments in and advances to affiliates and unconsolidated subsidiaries	749,603	729,646	892,098
Adjustments and eliminations	(73,676)	(93,612)	(108,176)

Total assets	¥1,946,566	¥1,994,103	¥2,282,853

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2011, 2012 and 2013 are summarized as follows:

Geographic segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Japan	¥559,883	¥559,344	¥574,202
Asia	215,913	205,469	235,520
United States of America	220,706	166,706	215,032
Europe	210,131	204,887	198,868
Others	60,291	54,464	56,432

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	March 31,
	2011	2012	2013
	(Yen in millions)
Long-lived assets:
Japan	¥185,969	¥187,566	¥182,987
Asia	29,293	35,545	45,585
United States of America	11,164	12,787	14,293
Europe	14,974	18,725	19,623
Others	6,354	5,914	6,336

Total	¥247,754	¥260,537	¥268,824